UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: September 30, 2015

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

☐ For the Transition Period Ended: __________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Vapor Group, Inc.

Full Name of Registrant

_____________________________

Former Name if Applicable

3901 SW 47TH AVENUE

Suite 415

Davie, Florida 33314

(Address of principal executive offices)

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

☒	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Vapor Group, Inc. will be unable to timely file its Quarterly Report on Form 10-Q for the three months ended September 30, 2015 because of a delay in the completion and filing with the SEC of the restatement of its Annual Report for the year ended December 31, 2014 (the "Annual Report"), and a delay in the completion of the review and filing with the SEC of the Company's Quarterly Report for the three months ended March 31, 2015 and for the three months ended June 30, 2015, to be submitted on Form 10-Q (the "Quarterly Reports"). The need for the restatement of the Annual Report, filed on form 10-K with the SEC on March 31, 2015, was reported on Form 8-K filed with the SEC on May 20, 2015.

As a result, Vapor Group, Inc. was not able to complete its financial closing process by November 14, 2015 for the Quarterly Report for the three months ended September 30, 2015.

Vapor Group, Inc. currently anticipates that the Form 10-Q for the three months ended September 30, 2015 will be filed as soon as practical subsequent to the filing of the 2014 Annual Report and the March 31, 2015 and June 30, 2015 Quarterly Reports.

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PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Dror Svorai	(954)	792-8450
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).    Yes ☐    No  ☒

There are three such reports that are delinquent: the Company's Annual Report for the year ended December 31, 2014, (the "Annual Report"), and the Company's Quarterly Report for the three months ended March 31, 2015 and for the three months ended June 30, 2015 (the "Quarterly Reports"). As reported on Form 8-K filed with the SEC on May 20, 2015, the Company is preparing an amendment which is a restatement of its Annual Report as filed on form 10-K with the SEC on March 31, 2015. In addition, the Company is preparing for filing the Quarterly Reports which will be filed subsequent to the Annual Report.

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes  ☒    No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company is currently unable to determine whether any significant change in results of operations will be included in the subject report and may be unable to make such determination until the Board of Directors of the Company completes its review.

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Vapor Group, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 23, 2015	By:	/s/ Dror Svorai
Dror Svorai
President and Treasurer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

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